Accounting Changes, Change in Accounting Estimate and New Accounting Standard (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Changes, Change in Accounting Estimate and New Accounting Standard
Effect of change in an accounting estimate

(Dollars in Millions, Except Per Share Amounts)
Depreciation and amortization expense	$(141)
Net income attributable to DIRECTV	86
Basic earnings attributable to DIRECTV Class A stockholders per common share	$0.12
Diluted earnings attributable to DIRECTV Class A stockholders per common share	$0.11